Financial Instruments - Disclosure of Trade Receivables from Contract with Customers (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets
Trade receivables from contracts with customers	R$ 48,127	R$ 58,898
Loss allowance	(149)	(90)
Non-current assets
Trade receivables from contracts with customers	27,545	15,961
Receivables from contracts with customers	R$ 75,523	R$ 74,769